UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03591
CALVERT VARIABLE SERIES, INC.
(Exact name of registrant as specified in charter)

4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)

Ivy Wafford Duke, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (301) 951-4800

Date of fiscal year end: December 31

Date of reporting period: Fiscal quarter ended September 30, 2015

Item 1. Schedule of Investments.

CALVERT VP SRI MID CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2015 (Unaudited)

	SHARES	VALUE ($)
EQUITY SECURITIES - 98.8%

Airlines - 4.0%
JetBlue Airways Corp. *	77,960	2,009,029

Auto Components - 2.3%
Gentherm, Inc. *	25,540	1,147,257

Biotechnology - 1.8%
United Therapeutics Corp. *	7,012	920,255

Building Products - 2.4%
Lennox International, Inc.	10,655	1,207,531

Commercial Services & Supplies - 3.1%
Deluxe Corp.	21,335	1,189,213
Essendant, Inc.	10,670	346,028
		1,535,241

Communications Equipment - 4.7%
F5 Networks, Inc. *	11,255	1,303,329
Ubiquiti Networks, Inc.	31,980	1,083,802
		2,387,131

Containers & Packaging - 2.4%
Owens-Illinois, Inc. *	57,830	1,198,238

Electric Utilities - 1.0%
OGE Energy Corp.	19,200	525,312

Electronic Equipment & Instruments - 2.8%
Arrow Electronics, Inc. *	25,029	1,383,603

Energy Equipment & Services - 1.5%
Dril-Quip, Inc. *	13,165	766,466

Food Products - 2.8%
Ingredion, Inc.	15,855	1,384,300

Health Care Equipment & Supplies - 2.6%
Globus Medical, Inc., Class A *	24,080	497,493

Varian Medical Systems, Inc. *	11,030	813,793
		1,311,286

Health Care Providers & Services - 7.0%
AmerisourceBergen Corp.	13,970	1,327,010
Chemed Corp.	7,057	941,898
Laboratory Corporation of America Holdings *	11,305	1,226,254
		3,495,162

Insurance - 6.0%
American Financial Group, Inc.	20,890	1,439,530
Amtrust Financial Services, Inc.	24,990	1,573,870
		3,013,400

IT Services - 8.7%
DST Systems, Inc.	15,285	1,607,065
NeuStar, Inc., Class A *	45,793	1,246,027
Syntel, Inc. *	33,744	1,528,941
		4,382,033

Leisure Products - 2.2%
Polaris Industries, Inc.	9,360	1,121,983

Machinery - 4.1%
Graco, Inc.	10,185	682,700
Toro Co. (The)	19,905	1,404,099
		2,086,799

Media - 1.0%
Scripps Networks Interactive, Inc., Class A	10,250	504,198

Metals & Mining - 2.3%
Worthington Industries, Inc.	43,805	1,159,956

Personal Products - 2.0%
Inter Parfums, Inc.	40,190	997,114

Pharmaceuticals - 1.8%
Lannett Co., Inc. *	21,825	906,174

Professional Services - 2.5%
Robert Half International, Inc.	24,200	1,238,072

Real Estate Management & Development - 2.5%
Jones Lang LaSalle, Inc.	8,740	1,256,550

Road & Rail - 2.1%
Landstar System, Inc.	16,700	1,059,949

Semiconductors & Semiconductor Equipment - 3.4%
Synaptics, Inc. *	20,545	1,694,141

Software - 1.5%
FactSet Research Systems, Inc.	4,795	766,289

Specialty Retail - 14.2%
Buckle, Inc. (The)	25,285	934,786
Lithia Motors, Inc., Class A	13,135	1,420,025
Rent-A-Center, Inc.	36,900	894,825
Ross Stores, Inc.	31,985	1,550,313
Select Comfort Corp. *	22,685	496,348
Ulta Salon, Cosmetics & Fragrance, Inc. *	11,140	1,819,719
		7,116,016

Textiles, Apparel & Luxury Goods - 3.6%
Deckers Outdoor Corp. *	19,035	1,105,172
Fossil Group, Inc. *	12,490	697,941
		1,803,113

Thrifts & Mortgage Finance - 2.5%
EverBank Financial Corp.	65,100	1,256,430

Total Equity Securities (Cost $45,328,496)		49,633,028

	PRINCIPAL AMOUNT ($)	VALUE ($)
TIME DEPOSIT - 1.3%
State Street Bank Time Deposit, 0.088%, 10/1/15	647,551	647,551

Total Time Deposit (Cost $647,551)		647,551

TOTAL INVESTMENTS (Cost $45,976,047) - 100.1%	50,280,579
Other assets and liabilities, net - (0.1)%	(40,605)
NET ASSETS - 100.0%	$50,239,974

*	Non-income producing security.

CALVERT VP SRI BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2015 (Unaudited)

	SHARES	VALUE ($)
EQUITY SECURITIES - 61.1%

Air Freight & Logistics - 3.2%
FedEx Corp.	54,585	7,859,148
United Parcel Service, Inc., Class B	24,852	2,452,644
		10,311,792

Automobiles - 1.9%
Toyota Motor Corp. (ADR)	51,085	5,991,249

Banks - 3.2%
Wells Fargo & Co.	202,149	10,380,351

Biotechnology - 1.7%
Amgen, Inc.	40,442	5,593,937

Communications Equipment - 2.3%
Cisco Systems, Inc.	279,724	7,342,755

Consumer Finance - 2.3%
Capital One Financial Corp.	101,341	7,349,249

Diversified Financial Services - 1.4%
Moody's Corp.	44,632	4,382,862

Diversified Telecommunication Services - 2.3%
AT&T, Inc.	192,808	6,281,685
BT Group plc (ADR)	18,679	1,190,786
		7,472,471

Energy Equipment & Services - 1.6%
National Oilwell Varco, Inc.	140,589	5,293,176

Food & Staples Retailing - 2.0%
CVS Health Corp.	68,160	6,576,077

Health Care Equipment & Supplies - 2.1%
St. Jude Medical, Inc.	106,106	6,694,228

Health Care Providers & Services - 2.5%
McKesson Corp.	44,271	8,191,463

Household Products - 1.8%
Kimberly-Clark Corp.	53,068	5,786,535

Industrial Conglomerates - 1.7%
Danaher Corp.	62,660	5,339,259

Insurance - 6.2%
Allianz SE (ADR)	77,954	1,218,421
American Financial Group, Inc.	134,248	9,251,030
Prudential Financial, Inc.	73,965	5,636,872
Travelers Co.'s, Inc. (The)	38,458	3,827,725
		19,934,048

IT Services - 4.3%
DST Systems, Inc.	60,299	6,339,837
Western Union Co. (The)	406,158	7,457,061
		13,796,898

Machinery - 4.2%
Cummins, Inc.	43,004	4,669,374
Deere & Co.	58,841	4,354,234
Dover Corp.	79,684	4,556,331
		13,579,939

Media - 5.6%
Omnicom Group, Inc.	82,121	5,411,774
Time Warner Cable, Inc.	35,544	6,375,527
Time Warner, Inc.	68,738	4,725,738
Viacom, Inc., Class B	40,148	1,732,386
		18,245,425

Oil, Gas & Consumable Fuels - 0.3%
Denbury Resources, Inc.	430,116	1,049,483

Personal Products - 2.1%
Unilever NV, NY Shares	169,156	6,800,071

Pharmaceuticals - 4.4%
Johnson & Johnson	110,000	10,268,500

Roche Holding AG (ADR)	125,197	4,125,241
		14,393,741

Technology Hardware, Storage & Peripherals - 4.0%
Apple, Inc.	118,206	13,038,122

Wireless Telecommunication Services - 0.0%
NII Holdings, Inc. *	8,479	55,198

Total Equity Securities (Cost $194,369,143)		197,598,329

	PRINCIPAL AMOUNT ($)	VALUE ($)
ASSET-BACKED SECURITIES - 7.9%
ALM XII Ltd., 2.639%, 4/16/27 (e)(r)	500,000	498,900
American Credit Acceptance Receivables Trust:
2.84%, 5/15/19 (e)	215,051	215,711
2.39%, 11/12/19 (e)	230,000	230,504
American Homes 4 Rent:
2.75%, 6/17/31 (e)(r)	500,000	480,180
3.786%, 10/17/36 (e)	689,509	718,218
4.691%, 10/17/45 (e)	300,000	303,498
Apidos CLO XXI:
2.977%, 7/18/27 (e)(r)	400,000	383,840
3.827%, 7/18/27 (e)(r)	200,000	187,200
CAL Funding II Ltd., 3.35%, 3/27/28 (e)	750,000	759,303
California Republic Auto Receivables Trust, 1.18%, 8/15/17 (e)	32,541	32,546
CAM Mortgage LLC, 4.75%, 7/15/64 (e)(r)	600,000	597,535
Capital Automotive REIT, 3.66%, 10/15/44 (e)	550,000	559,539
CKE Restaurant Holdings, Inc., 4.474%, 3/20/43 (e)	770,000	797,477
CLI Funding V LLC, 3.29%, 6/18/29 (e)	346,995	349,306
Conn's Receivables Funding LLC, 4.565%, 9/15/20 (e)	500,000	497,400
Dell Equipment Finance Trust, 1.80%, 6/22/20 (e)	500,000	498,799
Dryden 40 Senior Loan Fund, 4.026%, 8/15/28 (e)(r)	250,000	236,725
Element Rail Leasing I LLC:
2.299%, 4/19/44 (e)	157,376	156,596
3.668%, 4/19/44 (e)	300,000	308,330
4.406%, 4/19/44 (e)	350,000	362,132
Element Rail Leasing II LLC, 3.585%, 2/19/45 (e)	600,000	609,893
Ford Credit Auto Owner Trust/Ford Credit, 2.41%, 11/15/25 (e)	200,000	201,659
FRS I LLC, 3.08%, 4/15/43 (e)	388,200	393,850
Global SC Finance II SRL, 2.98%, 4/17/28 (e)	803,833	810,290

Invitation Homes Trust:
1.60%, 12/17/30 (e)(r)	100,000	97,821
3.357%, 6/17/32 (e)(r)	400,000	386,360
2.957%, 8/17/32 (e)(r)	200,000	197,311
Magnetite VI Ltd.:
2.937%, 9/15/23 (e)(r)	300,000	293,250
3.937%, 9/15/23 (e)(r)	200,000	194,920
MVW Owner Trust, 2.15%, 4/22/30 (e)	134,956	135,182
Navitas Equipment Receivables LLC, 1.95%, 11/15/16 (e)	69,893	69,896
Oak Hill Advisors Residential Loan Trust, 4.00%, 4/25/54 (e)(r)	200,000	198,298
OneMain Financial Issuance Trust:
2.43%, 6/18/24 (e)	1,000,000	999,996
2.57%, 7/18/25 (e)	300,000	299,320
RenewFund Receivables Trust, 3.51%, 4/15/25 (e)	362,216	360,948
RMAT LLC:
2015-1, 4.09%, 7/27/20 (e)(r)	391,573	391,822
2015-NPL1, 3.75%, 5/25/55 (e)(r)	271,645	269,852
Selene Non-Performing Loans LLC, 2.981%, 5/25/54 (e)(r)	573,989	569,059
Sierra Timeshare Receivables Funding LLC:
2.70%, 10/20/30 (e)	110,302	110,990
2.40%, 6/20/31 (e)	417,105	416,314
2.80%, 10/20/31 (e)	182,556	183,557
SLM Private Education Loan Trust, 3.00%, 5/16/44 (e)	300,000	298,353
SoFi Professional Loan Program LLC, 2.55%, 8/27/29 (e)	444,875	446,950
SolarCity LMC:
Series I LLC, 4.80%, 11/20/38 (e)	552,515	592,393
Series II LLC, 4.59%, 4/20/44 (e)	279,197	284,669
Series III LLC, 4.02%, 7/20/44 (e)	480,661	473,667
Series III LLC, 5.44%, 7/20/44 (e)	962,641	996,237
Springleaf Funding Trust, 3.62%, 11/15/24 (e)	300,000	301,104
Stewart Park CLO Ltd. 2015-1, 3.174%, 4/15/26 (e)(r)	500,000	488,950
STORE Master Funding LLC, 4.21%, 4/20/44 (e)	596,000	615,728
Sunrun Callisto Issuer LLC, 5.38%, 7/20/45 (e)	396,408	402,393
SVO VOI Mortgage LLC, 2.00%, 9/20/29 (e)	245,272	244,312
TAL Advantage V LLC:
2.83%, 2/22/38 (e)	222,500	223,987
3.55%, 11/20/38 (e)	245,000	245,675
4.625%, 11/20/38 (e)	980,000	976,962
3.51%, 2/22/39 (e)	547,083	549,830
3.97%, 5/20/39 (e)	86,667	86,576
Tricon American Homes Series 2015-SFR1 Trust, 3.707%, 5/17/32 (e)(r)	100,000	94,711
US Residential Opportunity Fund III Trust, 3.721%, 1/27/35 (e)	272,217	271,801
VML LLC, 3.875%, 4/27/54 (e)(r)	231,208	230,283
VOLT XXVII LLC, 3.375%, 8/27/57 (e)(r)	235,762	235,531

VOLT XXX LLC, 3.625%, 10/25/57 (e)(r)	551,645	550,855
VOLT XXXVIII LLC, 3.875%, 9/25/45 (e)(r)	300,000	299,748
Wendys Funding LLC, 2015-1:
3.371%, 6/15/45 (e)	700,000	703,438
4.08%, 6/15/45 (e)	500,000	504,441

Total Asset-Backed Securities (Cost $25,396,510)		25,482,921

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED) - 0.8%
Bellemeade Re Ltd., 4.489%, 7/25/25 (e)(r)	300,000	300,750
Fannie Mae Connecticut Avenue Securities:
CAS 2014-C02 1M2, 2.799%, 5/25/24 (r)	600,000	529,024
CAS 2014-C03 2M2, 3.094%, 7/25/24 (r)	400,000	362,973
CAS 2014-C03 1M2, 3.194%, 7/25/24 (r)	300,000	271,363
CAS 2015-C03 1M2, 5.194%, 7/25/25 (r)	900,000	897,292
LSTAR Securities Investment Trust, 2.199%, 5/1/20 (e)(r)	283,015	277,949

Total Collateralized Mortgage-Backed Obligations (Privately Originated) (Cost $2,744,835)		2,639,351

COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.1%
CDGJ Commercial Mortgage Trust, 2.057%, 12/15/27 (e)(r)	400,000	397,331
Citigroup Commercial Mortgage Trust, 3.598%, 9/15/17 (e)(r)	300,000	295,060
COMM Mortgage Trust:
2.554%, 6/11/27 (e)(r)	500,000	496,120
2.20%, 6/8/30 (e)(r)	550,000	549,086
3.307%, 6/15/34 (e)(r)	300,000	297,836
EQTY INNS Mortgage Trust, 3.65%, 5/8/31 (e)(r)	600,000	593,764
Extended Stay America Trust, 3.604%, 12/5/31 (e)	450,000	452,835
GS Mortgage Securities Trust, 3.79%, 1/10/31 (e)	200,000	194,651
Hilton USA Trust:
Class CFX, 3.714%, 11/5/30 (e)	200,000	200,587
Class EFX, 4.602%, 11/5/30 (e)(r)	400,000	403,875
JP Morgan Chase Commercial Mortgage Securities Trust:
3.771%, 6/10/27 (e)	300,000	312,340
3.931%, 6/10/27 (e)(r)	200,000	203,645
3.807%, 6/15/29 (e)(r)	500,000	495,758
Morgan Stanley Capital I Trust Series 2014-CPT:
Class F, 3.56%, 7/13/29 (e)(r)	230,000	218,240
Class G, 3.56%, 7/13/29 (e)(r)	160,000	153,391
Motel 6 Trust, 5.279%, 2/5/30 (e)	650,000	638,882

ORES NPL LLC:
6.00%, 3/27/24 (e)	300,000	300,000
3.081%, 9/25/25 (e)	56,858	56,716
PFP III Ltd., 1.629%, 6/14/31 (e)(r)	88,058	88,004
WFLD Mortgage Trust, 3.88%, 8/10/31 (e)(r)	450,000	454,500
WFRBS Commercial Mortgage Trust, 3.497%, 8/15/47 (e)	190,000	153,836

Total Commercial Mortgage-Backed Securities (Cost $6,969,268)		6,956,457

CORPORATE BONDS - 20.7%
Agilent Technologies, Inc., 3.20%, 10/1/22	400,000	398,526
Alliance Mortgage Investments, Inc., 12.61%, 6/1/20 (b)(r)(x)*	385,345	—
Amazon.com, Inc., 3.80%, 12/5/24	400,000	409,450
American Airlines Pass Through Trust, 7.00%, 7/31/19 (e)	469,896	496,915
American Tower Corp.:
3.45%, 9/15/21	400,000	401,806
4.00%, 6/1/25	150,000	146,358
Amgen, Inc.:
3.625%, 5/22/24	100,000	100,293
5.15%, 11/15/41	400,000	411,099
4.40%, 5/1/45	100,000	91,816
Apple, Inc.:
2.50%, 2/9/25	100,000	94,987
3.20%, 5/13/25	200,000	201,228
3.45%, 2/9/45	375,000	317,467
AT&T, Inc.:
3.875%, 8/15/21	420,000	436,201
4.50%, 5/15/35	200,000	182,963
4.35%, 6/15/45	500,000	429,165
4.75%, 5/15/46	100,000	91,630
Autodesk, Inc., 1.95%, 12/15/17	400,000	402,407
Bank of America Corp.:
2.25%, 4/21/20	950,000	935,969
4.20%, 8/26/24	300,000	299,785
3.95%, 4/21/25	500,000	486,418
3.875%, 8/1/25	1,300,000	1,318,058
4.25%, 10/22/26	290,000	286,698
Bank of America NA:
5.30%, 3/15/17	650,000	682,818
0.637%, 6/15/17 (r)	500,000	496,594
Becton Dickinson and Co., 3.125%, 11/8/21	250,000	251,715
Bed Bath & Beyond, Inc., 5.165%, 8/1/44	300,000	284,141

Canadian National Railway Co., 1.45%, 12/15/16	100,000	100,617
Capital One Bank:
2.25%, 2/13/19	200,000	199,289
3.375%, 2/15/23	800,000	778,130
Capital One NA, 2.35%, 8/17/18	340,000	340,947
CBS Corp., 3.50%, 1/15/25	300,000	288,922
CC Holdings GS V LLC / Crown Castle GS III Corp., 2.381%, 12/15/17	400,000	402,801
Cisco Systems, Inc., 5.50%, 1/15/40	250,000	291,476
CIT Group, Inc.:
5.00%, 5/15/17	400,000	410,000
5.25%, 3/15/18	1,050,000	1,078,875
Citigroup, Inc.:
2.50%, 9/26/18	900,000	911,951
5.95%, 8/15/20, floating rate thereafter to 12/29/49 (r)	170,000	167,663
5.90%, 2/15/23, floating rate thereafter to 12/29/49 (r)	240,000	234,000
3.75%, 6/16/24	100,000	101,711
3.875%, 3/26/25	550,000	534,496
4.40%, 6/10/25	700,000	704,014
4.45%, 9/29/27	300,000	298,382
Comcast Corp.:
3.375%, 8/15/25	450,000	453,461
4.60%, 8/15/45	150,000	153,330
Credit Acceptance Corp.:
6.125%, 2/15/21	120,000	118,200
7.375%, 3/15/23 (e)	300,000	306,750
Crown Castle Towers LLC:
3.663%, 5/15/25 (e)	250,000	243,690
4.883%, 8/15/40 (e)	500,000	540,087
3.222%, 5/15/42 (e)	150,000	146,250
CVS Health Corp.:
3.875%, 7/20/25	270,000	278,318
4.875%, 7/20/35	110,000	115,420
5.125%, 7/20/45	290,000	311,736
CVS Pass-Through Trust, 6.036%, 12/10/28	522,633	590,371
Danaher Corp.:
3.35%, 9/15/25	120,000	122,409
4.375%, 9/15/45	120,000	124,118
DDR Corp.:
4.75%, 4/15/18	300,000	317,471
3.625%, 2/1/25	300,000	285,912
Delta Air Lines Pass Through Trust, 6.20%, 1/2/20	143,285	154,748
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 6.375%, 3/1/41	400,000	428,563
Discover Financial Services:
3.85%, 11/21/22	500,000	495,219

3.95%, 11/6/24	200,000	196,832
Doric Nimrod Air Finance Alpha Ltd. Pass Through Trust, 5.125%, 11/30/24 (e)	168,123	175,206
Dr Pepper Snapple Group, Inc., 3.20%, 11/15/21	150,000	153,474
Dun & Bradstreet Corp. (The), 3.25%, 12/1/17	400,000	406,156
Eaton Corp., 1.50%, 11/2/17	250,000	249,722
Embarq Corp., 7.082%, 6/1/16	500,000	513,535
Enterprise Products Operating LLC:
4.85%, 3/15/44	200,000	178,294
7.034%, 1/15/18, floating rate thereafter to 1/15/68 (r)(c)	1,000,000	1,055,000
ERP Operating LP, 4.625%, 12/15/21	300,000	326,969
Experian Finance plc, 2.375%, 6/15/17 (e)	400,000	402,193
Ford Motor Co., 4.75%, 1/15/43	125,000	117,256
Ford Motor Credit Co. LLC:
2.145%, 1/9/18	200,000	199,319
1.239%, 11/4/19 (r)	400,000	387,935
3.157%, 8/4/20	200,000	199,771
3.219%, 1/9/22	500,000	483,947
4.134%, 8/4/25	180,000	179,184
Frontier Communications Corp.:
10.50%, 9/15/22 (e)	430,000	419,250
6.875%, 1/15/25	150,000	118,500
General Mills, Inc., 3.15%, 12/15/21	1,000,000	1,019,289
Genworth Holdings, Inc., 4.80%, 2/15/24	350,000	262,500
Gilead Sciences, Inc., 3.70%, 4/1/24	300,000	306,980
GlaxoSmithKline Capital, Inc., 2.80%, 3/18/23	400,000	395,245
Grupo Bimbo SAB de CV:
3.875%, 6/27/24 (e)	300,000	290,538
4.875%, 6/27/44 (e)	300,000	263,496
Hanesbrands, Inc., 6.375%, 12/15/20	400,000	414,000
Harley-Davidson Financial Services, Inc., 2.70%, 3/15/17 (e)	500,000	509,765
Home Depot, Inc. (The):
2.70%, 4/1/23	400,000	397,317
4.20%, 4/1/43	400,000	403,953
Host Hotels & Resorts LP, 3.75%, 10/15/23	300,000	293,635
HP Enterprise, 2.85%, 10/5/18 (e)	190,000	189,757
Illinois Tool Works, Inc., 3.90%, 9/1/42	200,000	192,228
Intel Corp.:
3.70%, 7/29/25	150,000	153,894
4.90%, 7/29/45	150,000	155,275
JPMorgan Chase & Co.:
2.35%, 1/28/19	500,000	503,947
2.75%, 6/23/20	400,000	403,423
3.625%, 5/13/24	900,000	912,499
3.875%, 9/10/24	350,000	346,655

3.125%, 1/23/25	700,000	675,576
3.90%, 7/15/25	330,000	336,112
4.25%, 10/1/27	300,000	298,772
Kohl's Corp.:
4.25%, 7/17/25	420,000	420,735
5.55%, 7/17/45	435,000	426,143
Kraft Heinz Foods Co., 5.20%, 7/15/45 (e)	300,000	317,715
Laboratory Corp. of America Holdings:
3.60%, 2/1/25	150,000	145,210
4.70%, 2/1/45	150,000	137,060
Land O'Lakes Capital Trust I, 7.45%, 3/15/28 (e)	200,000	210,000
Latam Airlines 2015-1 Pass-Through Trust B, 4.50%, 8/15/25 (e)	240,000	228,000
Liberty Mutual Group, Inc., 4.25%, 6/15/23 (e)	1,050,000	1,085,938
Life Technologies Corp., 6.00%, 3/1/20	300,000	342,584
Masco Corp.:
4.45%, 4/1/25	100,000	101,250
6.50%, 8/15/32	150,000	153,750
Massachusetts Institute of Technology, 3.959%, 7/1/38	200,000	206,677
Merck & Co., Inc.:
2.75%, 2/10/25	250,000	243,335
3.70%, 2/10/45	150,000	137,624
Methanex Corp.:
3.25%, 12/15/19	400,000	399,238
5.65%, 12/1/44	720,000	667,983
Microsoft Corp., 2.70%, 2/12/25	300,000	293,972
Morgan Stanley:
6.25%, 8/28/17	400,000	434,048
2.20%, 12/7/18	300,000	302,786
2.375%, 7/23/19	300,000	300,032
1.435%, 1/27/20 (r)	300,000	302,247
2.80%, 6/16/20	1,000,000	1,005,659
4.00%, 7/23/25	325,000	332,148
5.00%, 11/24/25	650,000	691,095
3.95%, 4/23/27	150,000	144,462
NBCUniversal Enterprise, Inc., 1.974%, 4/15/19 (e)	300,000	301,591
NBCUniversal Media LLC:
4.375%, 4/1/21	300,000	328,672
4.45%, 1/15/43	300,000	298,757
Nissan Motor Acceptance Corp., 2.35%, 3/4/19 (e)	450,000	455,778
North American Development Bank, 2.40%, 10/26/22	360,000	356,521
Penske Truck Leasing Co. LP / PTL Finance Corp.:
3.20%, 7/15/20 (e)	250,000	252,823
3.375%, 2/1/22 (e)	500,000	488,672
Pentair Finance SA:

1.35%, 12/1/15	400,000	400,236
1.875%, 9/15/17	700,000	692,354
3.625%, 9/15/20	310,000	313,875
PepsiCo, Inc., 2.75%, 3/1/23	300,000	298,271
Perrigo Co. plc, 5.30%, 11/15/43	200,000	199,058
Perrigo Finance plc, 3.50%, 12/15/21	400,000	394,923
PNC Bank NA, 2.70%, 11/1/22	500,000	482,296
Post Holdings, Inc., 6.75%, 12/1/21 (e)	275,000	275,000
ProLogis LP, 6.875%, 3/15/20	109,000	126,719
Prospect Medical Holdings, Inc., 8.375%, 5/1/19 (e)	200,000	209,000
Prudential Financial, Inc.:
3.50%, 5/15/24	300,000	301,624
4.60%, 5/15/44	200,000	201,704
Rockwood Specialties Group, Inc., 4.625%, 10/15/20	400,000	414,034
Rogers Communications, Inc.:
3.00%, 3/15/23	400,000	384,834
5.00%, 3/15/44	400,000	405,301
SBA Tower Trust:
2.24%, 4/15/43 (e)	220,000	218,547
3.722%, 4/15/48 (e)	660,000	666,807
Southwest Airlines Co., 2.75%, 11/6/19	300,000	305,696
Sprint Communications, Inc., 6.00%, 12/1/16	500,000	492,813
Sprint Corp.:
7.25%, 9/15/21	50,000	40,938
7.625%, 2/15/25	250,000	193,594
Stanley Black & Decker, Inc., 2.90%, 11/1/22	400,000	396,659
State Street Corp., 3.10%, 5/15/23	200,000	196,967
SUPERVALU, Inc., 6.75%, 6/1/21	330,000	320,100
Telefonica Emisiones SAU:
3.992%, 2/16/16	400,000	404,169
3.192%, 4/27/18	400,000	409,113
Terraform Global Operating LLC, 9.75%, 8/15/22 (e)	675,000	541,687
Thermo Fisher Scientific, Inc., 5.30%, 2/1/44	200,000	210,433
Thomson Reuters Corp.:
3.85%, 9/29/24	200,000	200,000
5.65%, 11/23/43	200,000	216,508
Time Warner Cable, Inc., 4.00%, 9/1/21	200,000	204,000
Time Warner, Inc.:
4.05%, 12/15/23	300,000	308,654
5.375%, 10/15/41	280,000	293,825
4.90%, 6/15/42	300,000	299,412
TJX Cos., Inc. (The):
2.75%, 6/15/21	400,000	407,027
2.50%, 5/15/23	400,000	387,337

Tyco Electronics Group SA:
2.35%, 8/1/19	200,000	201,421
3.45%, 8/1/24	200,000	202,681
United Airlines Pass Through Trust:
5.375%, 2/15/23	427,530	438,218
4.75%, 10/11/23	200,000	200,000
United Parcel Service, Inc., 2.45%, 10/1/22	450,000	441,694
US Bancorp, 2.95%, 7/15/22	300,000	298,457
Verizon Communications, Inc.:
3.50%, 11/1/24	900,000	884,889
4.862%, 8/21/46	1,400,000	1,312,798
Viacom, Inc.:
3.875%, 4/1/24	850,000	796,862
5.25%, 4/1/44	300,000	261,899
Virgin Australia Trust:
6.00%, 4/23/22 (e)	402,053	412,104
5.00%, 4/23/25 (e)	157,127	163,413
Vornado Realty LP, 2.50%, 6/30/19	375,000	376,173
Walgreens Boots Alliance, Inc.:
2.70%, 11/18/19	400,000	405,398
3.80%, 11/18/24	300,000	298,396
Whirlpool Corp.:
3.70%, 3/1/23	400,000	401,763
3.70%, 5/1/25	300,000	297,989

Total Corporate Bonds (Cost $67,520,568)		66,891,408

FLOATING RATE LOANS(d) - 0.3%
Albertson's Holdings LLC:
5.00%, 8/25/19 (r)	292,500	292,354
5.50%, 8/25/21 (r)	646,111	646,184
BJ's Wholesale Club, Inc., 4.50%, 9/26/19 (r)	138,334	137,454

Total Floating Rate Loans (Cost $1,071,324)		1,075,992

MUNICIPAL OBLIGATIONS - 0.8%
Connecticut Special Tax Obligation Revenue Bonds, 5.459%, 11/1/30	300,000	347,058
Los Angeles California Unified School District GO Bonds, 5.75%, 7/1/34	450,000	539,001
New York City GO Bonds, 5.206%, 10/1/31	470,000	526,348
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, 5.767%, 8/1/36	600,000	725,124
New York State Dormitory Authority Revenue Bonds, 5.289%, 3/15/33	400,000	465,120

Total Municipal Obligations (Cost $2,633,402)		2,602,651

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 0.1%
Overseas Private Investment Corp., 3.22%, 9/15/29	450,000	461,953

Total U.S. Government Agencies and Instrumentalities (Cost $450,000)		461,953

U.S. TREASURY OBLIGATIONS - 2.5%
U.S. Treasury Bond, 3.00%, 5/15/45	2,300,000	2,353,726
United States Treasury Notes:
1.375%, 8/31/20	1,410,000	1,411,652
1.375%, 9/30/20	130,000	129,980
1.875%, 8/31/22	450,000	453,809
2.00%, 8/15/25	3,715,000	3,695,362

Total U.S. Treasury Obligations (Cost $7,996,549)		8,044,529

	SHARES	VALUE ($)
EXCHANGE-TRADED PRODUCTS - 0.1%
SPDR Barclays High Yield Bond ETF	9,500	338,770

Total Exchange-Traded Products (Cost $363,357)		338,770

	PRINCIPAL AMOUNT ($)	VALUE ($)
TIME DEPOSIT - 2.6%
State Street Bank Time Deposit, 0.088%, 10/1/15	8,282,277	8,282,277

Total Time Deposit (Cost $8,282,277)		8,282,277

TOTAL INVESTMENTS (Cost $317,797,233) - 99.0%		320,374,638
Other assets and liabilities, net - 1.0%		3,250,523
NET ASSETS - 100.0%		$323,625,161

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
2 Year U.S. Treasury Notes	21	12/15	$4,599,656	$5,434
Ultra U.S. Treasury Bonds	74	12/15	11,870,063	(25,275)
Total Purchased				($19,841)
Sold:
10 Year U.S. Treasury Notes	(70)	12/15	($9,011,406)	($24,542)
5 Year U.S. Treasury Notes	(63)	12/15	(7,592,484)	(12,248)
Total Sold				($36,790)

*	Non-income producing security.
(b)	This security was valued under the direction of the Board of Directors. See Note A.
(c)	The coupon rate changes periodically based upon a predetermined schedule. The interest rate disclosed is that which is in effect on September 30, 2015.
(d)
Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate in effect at September 30, 2015. Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(r)	The coupon rate shown on floating or adjustable rate securities represents the rate in effect on September 30, 2015.
(x)	Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.

Abbreviations:
ADR:	American Depositary Receipts
CLO:	Collateralized Loan Obligations
ETF:	Exchange-Traded Fund
GO:	General Obligation
LLC:	Limited Liability Corporation
LP:	Limited Partnership
Ltd.:	Limited
plc:	Public Limited Company
REIT:	Real Estate Investment Trust

NOTE A — SIGNIFICANT ACCOUNTING POLICIES

General: Calvert Variable Series, Inc. (the “Fund”), is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund is comprised of two separate portfolios. Calvert VP SRI Mid Cap Growth Portfolio and Calvert VP SRI Balanced Portfolio are registered as non-diversified portfolios. The operations of each series of the Fund are accounted for separately. The shares of the Fund are sold to affiliated and unaffiliated insurance companies for allocation to certain of their variable separate accounts. The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946).
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (“the Board”) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of assets of the Fund to Calvert Investment Management, Inc. (the “Advisor” or “Calvert”) and has provided these Procedures to govern Calvert in its valuation duties.
Calvert has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.
The Valuation Committee meets on a regular basis to review illiquid securities and other investments which may not have readily available market prices. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.
The Valuation Committee utilizes various methods to measure the fair value of the Fund’s investments. U.S. generally accepted accounting principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period. Valuation techniques used to value the Fund’s investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans, sovereign government bonds, municipal securities, and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and such securities are generally categorized as Level 2 in the hierarchy. For asset-backed securities, collateralized mortgage-backed obligations, commercial mortgage-backed securities, and U.S. government agency mortgage-backed securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy.
Short-term securities of sufficient credit quality with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Exchange-traded products are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or using the last available price and are categorized as Level 2 in the hierarchy. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account and are categorized as Level 2 in the hierarchy. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and such securities are categorized as Level 3 in the hierarchy.

Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Advisor, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by the Valuation Committee.
The Valuation Committee considers a number of factors, including significant unobservable valuation inputs when arriving at fair value. It considers all significant facts that are reasonably available and relevant to the determination of fair value.
The Valuation Committee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. When more appropriate, the Fund may employ an income-based or cost approach. An income-based valuation approach discounts anticipated future cash flows of the investment to calculate a present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. A cost based approach is based on the amount that currently would be required to replace the service capacity of an asset (current replacement cost). From the seller’s perspective, the price that would be received for the asset is determined based on the cost to a buyer to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.
At September 30, 2015, the following amounts were fair valued in good faith under the direction of the Board:

	TOTAL FAIR VALUE INVESTMENTS	% OF NET ASSETS
Calvert VP SRI Balanced Portfolio	$0	0.0%

The following tables summarize the market value of the Fund's holdings as of September 30, 2015, based on the inputs used to value them:

Calvert VP SRI Mid Cap Growth Portfolio	Valuation Inputs
Investment In Securities	Level 1	Level 2	Level 3	Total

Equity Securities*	$49,633,028	$—	$—	$49,633,028
Time Deposit	—	647,551	—	647,551
TOTAL	$49,633,028	$647,551	$—	$50,280,579

*	For further breakdown of equity securities by industry type, please refer to the Schedule of Investments.

There were no transfers between levels during the quarter ended September 30, 2015.

Calvert VP SRI Balanced Portfolio	Valuation Inputs
Investment In Securities	Level 1	Level 2	Level 3	Total

Equity Securities*	$197,598,329	$—	$—	$197,598,329
Asset-Backed Securities	—	25,482,921	—	25,482,921
Collateralized Mortgage-Backed Obligations (Privately Originated)	—	2,639,351	—	2,639,351
Commercial Mortgage-Backed Securities	—	6,956,457	—	6,956,457
Corporate Bonds	—	66,891,408	**	66,891,408
Floating Rate Loans	—	1,075,992	—	1,075,992
Municipal Obligations	—	2,602,651	—	2,602,651
U.S. Government Agencies and Instrumentalities	—	461,953	—	461,953
U.S. Treasury Obligations	—	8,044,529	—	8,044,529
Exchange-Traded Products	338,770	—	—	338,770
Time Deposit	—	8,282,277	—	8,282,277
TOTAL	$197,937,099	$122,437,539	$**	$320,374,638
Other financial instruments***	($56,631)	$—	$—	($56,631)

*	For further breakdown of equity securities by industry type, please refer to the Schedule of Investments.
**	Level 3 securities are valued at $0 and represent 0.0% of net assets.
***
Other financial instruments are derivative instruments not reflected in the Total Investments in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation/depreciation of the instrument.

There were no transfers between levels during the quarter ended September 30, 2015.

Loan Participations and Assignments: Calvert VP SRI Balanced Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A portfolio’s investment in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. When investing in a loan participation, the portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower.
Futures Contracts: Calvert VP SRI Balanced Portfolio may purchase and sell futures contracts, but only when, in the judgment of the Advisor, such a position acts as a hedge, as a substitute for direct investment in a particular asset class to facilitate rebalancing of the Portfolio, or to provide market exposure to the Portfolio’s uncommitted cash balances. The Portfolio may not enter into futures contracts for the purpose of speculation or leverage. These futures contracts may include, but are not limited to, futures contracts based on U.S. government obligations and market index futures contracts. The Portfolio is subject to interest rate risk and market risk in the normal course of pursuing its investment objectives and may use futures contracts to hedge against changes in the value of interest rates and the value of securities. The Portfolio may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Portfolio’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Portfolio. During the period, Calvert VP SRI Balanced Portfolio used U.S. Treasury futures contracts as a substitute for direct investment in particular asset classes, to hedge against interest rate changes, to manage overall duration of the Portfolio, and to implement tactical asset allocation decisions. The Portfolio’s futures contracts at period end are presented in the Schedule of Investments.
During the period ended September 30, 2015, Calvert VP SRI Balanced Portfolio invested in 2 year, 5 year and 10 year U.S. Treasury Notes and 20 year and Ultra U.S. Treasury Bond futures. The volume of outstanding contracts has varied throughout the period with an average number of contracts as in the following table:

Derivative Description	Average Number of Contracts*
Futures Contracts long	71
Futures Contracts short	(104)
* Averages are based on activity levels during the period ended September 30, 2015.
Security Transactions: Security transactions are accounted for on trade date.

Estimates: The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE B — TAX INFORMATION
The following tables present the cost of investments for federal income tax purposes and the components of net unrealized appreciation (depreciation) at September 30, 2015.

VP SRI MID CAP GROWTH PORTFOLIO
Unrealized appreciation	$8,042,546
Unrealized (depreciation)	(3,840,175)
Net unrealized appreciation (depreciation)	$4,202,371

Federal income tax cost of investments	$46,078,208

VP SRI BALANCED PORTFOLIO
Unrealized appreciation	$21,621,973
Unrealized (depreciation)	(19,131,296)
Net unrealized appreciation (depreciation)	$2,490,677

Federal income tax cost of investments	$317,883,961

Item 2. Controls and Procedures.

(a)    The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b)    There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
Item 3. Exhibits.

    A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

Filed herewith.

    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT VARIABLE SERIES, INC.

By:	/s/ John H. Streur John H. Streur President -- Principal Executive Officer
Date:    November 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

    /s/ John H. Streur
    John H. Streur
    President -- Principal Executive Officer
Date:    November 25, 2015

    /s/ Vicki L. Benjamin
    Vicki L. Benjamin
    Treasurer -- Principal Financial Officer
Date:    November 25, 2015